Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table shows the Company’s assets and liabilities as of December 31, 2013 that are measured and recorded in the financial statements at fair value on a recurring basis:

	December 31, 2013
	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3
Assets
Money market funds (a)	$9,700	$—	$—
Liabilities
Warrant liability (b)	$—	$—	$3,152

(a)	The fair values of the Company’s money market funds, which are included in cash and cash equivalents, are based on quotes received from third-party banks.
(b)	See Note 12 for a roll-forward of the warrant liability and a discussion of the valuation of this financial instrument.

Roll-forward of warranty liability

A roll-forward of the Company’s warranty liability is as follows:

Balance at December 31, 2012	$19
Provision for warranty obligations	57
Settlements	(47)

Balance at December 31, 2013	29
Provisions for warranty obligations	96
Settlements	(64)

Balance at December 31, 2014	$61

Property and Equipment, Estimated Useful Lives

Depreciation is provided over the following estimated asset lives:

Machinery and equipment	5 years
Computer equipment	3 years
Office furniture and equipment	5 years
Leasehold improvements	Shorter of life of lease or useful life
Vendor tooling	3 years
Software	4 years
Demonstration equipment	3 years
Field equipment	3 years

Assumptions Used to Estimate Fair Value of Stock Options Granted Using Black-Scholes Option Pricing Model

The following assumptions were used to estimate the fair value of stock options granted using the Black-Scholes-Merton option-pricing model (“Black Scholes Model”):

	Years Ended December 31,
	2013	2014
Risk-free interest rate	0.72% to 1.43%	1.89% to 2.01%
Expected term in years	5.75 to 6.25	6.25
Expected volatility	80%	50%
Expected dividend yield	0%	0%

Schedule of concentration of customers	The Company had the following other customers that accounted for greater than 10% of its revenues in 2014:

Customer	Percent of Revenues
A	27%
B	11%
C	12%
D	10%